PROPERTY AND EQUIPMENT, NET	12 Months Ended
Aug. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.       PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of August 31,
	2019	2020
	RMB	RMB
Lands	60,142	66,467
Buildings	750,458	912,986
Leasehold improvement	342,860	435,153
Motor vehicles	13,449	15,660
Electronic equipment	49,744	59,266
Office equipment	101,401	123,915
Furniture and other equipment	114,421	124,810
Others	51,191	84,529
Less: accumulated depreciation	613,913	767,368
Construction in progress	29,757	21,172
Property and equipment, net	899,510	1,076,590

For the years ended August 31, 2018, 2019 and 2020, depreciation expenses were RMB 78,286, RMB 106,107 and RMB 153,850 respectively.